Investment Strategy - First Trust International Rising Dividend Achievers ETF	Feb. 02, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, calculated and maintained by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index measures the performance of securities from developed markets outside the U.S. that have raised their dividend value over the past three and five years and have increased their earnings-per-share over the past three years. Companies are also selected based on strong liquidity, high cash-to-debt ratios, and low payout ratios (i.e., the proportion of a company’s earnings paid out as dividends). The Index is comprised of four Sub-Portfolios, each with a target of 100 securities. The Index’s security eligibility criteria are evaluated within each Sub-Portfolio to determine which securities qualify for Index inclusion. This methodology is applied consistently for each Sub-Portfolio. In order to be eligible for inclusion in the Index, a security must be included in the Nasdaq DM Ex United StatesTM Index (an index designed to track the performance of securities in countries, excluding the United States, which are designated as developed markets, according to the Index Provider), meet the market capitalization and liquidity requirements of the Index, and must not be classified as a Mortgage Real Estate Investment Trust or a Real Estate Investment Trust according to the Industry Classification Benchmark (“ICB”). A security must also be issued by companies that meet the following characteristics: (i) have paid a dividend in the trailing twelve-month period greater than the dividend paid in the trailing twelve-month period for the three and five years prior; (ii) have a positive earnings-per-share in the trailing twelve-month period greater than earnings-per-share in the trailing twelve-month period for the three years prior; (iii) have a cash-to-debt ratio greater than 50%; and (iv) have a trailing twelve-month period payout ratio less than 65%. One security per company is permitted for each Sub-Portfolio. If a company has multiple securities, the security with the highest three-month average daily value traded generally is considered for possible inclusion in the Sub-Portfolio. The Index may include multiple securities from the same company.According to the Index Provider, the security eligibility criteria described above is applied annually to each Sub-Portfolio during its designated Index reconstitution quarter, affecting only the Sub-Portfolio scheduled for reconstitution that quarter. Each Sub-Portfolio is also rebalanced annually in conjunction with its respective Index reconstitution quarter. If a company has a combined weight of 1.5% or more from the Sub-Portfolios not undergoing an Index reconstitution, the company will be ineligible for inclusion in the reconstituting Sub-Portfolio. During each Sub-Portfolio’s reconstitution, the securities that meet the eligibility thresholds are ranked in (i) descending order by dollar dividend increase over the previous five year period, (ii) descending order by current dividend yield and (iii) ascending order by payout ratio. These three ranks are aggregated into a single combined rank. Up to 100 securities with the lowest (most favorable) combined ranks are selected for inclusion in the Index, subject to a maximum 30% in a single ICB industry and 33% in a single country of domicile. In the event of a tie, the security with the higher dividend yield is given priority. The selected securities for the reconstituting Sub-Portfolio are equally weighted and then combined with the Sub-Portfolios not undergoing a reconstitution to form the Index. Additionally, the Index is rebalanced annually in March so that each of the four Sub-Portfolios is equally weighted among each other, each representing 25% of the total Index weight. If an Index security is present in multiple Sub-Portfolios, its combined weight across these Sub-Portfolios is used in the Index. If the final universe contains fewer than 75 securities, the 65% payout ratio criterion is removed and the constituent selection process is restarted. Additionally, if the final universe has fewer than 100 securities and some are excluded due to the 30% ICB industry or 33% country exposure constraints, certain sectors or countries may have allocations above these thresholds.Each Sub-Portfolio is reconstituted and rebalanced annually, resulting in at least a part of the Index being reconstituted and rebalanced each quarter in March, June, September and December, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of January 23, 2026, the Fund expects to have significant investments in financial companies, industrials companies and Japanese issuers, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of January 23, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund may invest in depositary receipts and companies with various market capitalizations.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of January 23, 2026, the Fund expects to have significant investments in financial companies, industrials companies and Japanese issuers, although this may change from time to time.